T. ROWE PRICE Small-Cap Stock Fund
March 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 97.0%
COMMUNICATION SERVICES 1.0%
Diversified Telecommunication Services 0.2%
Frontier Communications Parent (1) 945,195 23,157
23,157
Entertainment 0.5%
Liberty Media Corp-Liberty Live, Class C (1) 1,123,665 49,239
49,239
Interactive Media & Services 0.3%
Reddit, Class A (1) 194,918 9,614
Vimeo (1) 4,934,800 20,183
29,797
Total Communication Services 102,193
CONSUMER DISCRETIONARY 9.9%
Broadline Retail 0.8%
Etsy (1) 290,400 19,957
Kohl's  373,543 10,889
Ollie's Bargain Outlet Holdings (1) 471,651 37,529
Savers Value Village (1) 645,913 12,453
80,828
Diversified Consumer Services 1.6%
Bright Horizons Family Solutions (1) 572,879 64,942
Duolingo (1) 151,700 33,462
Strategic Education  527,030 54,874
153,278
Hotels, Restaurants & Leisure 3.6%
BJ's Restaurants (1) 958,682 34,685
Cava Group (1) 1,237,780 86,707
Chuy's Holdings (1) 584,043 19,700
Dutch Bros, Class A (1) 1,150,651 37,972
Jack in the Box  136,000 9,313
Papa John's International  727,720 48,466
Red Rock Resorts, Class A  591,900 35,407
Shake Shack, Class A (1) 310,900 32,343

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $33,027 (1)(2)(3)(4)(5) 3,862,836 16,919
Wyndham Hotels & Resorts  452,400 34,722
356,234
Household Durables 0.9%
Installed Building Products  138,500 35,834
Skyline Champion (1) 663,175 56,377
92,211
Specialty Retail 2.7%
Advance Auto Parts  300,000 25,527
Burlington Stores (1) 323,089 75,018
Caleres  791,720 32,484
Five Below (1) 132,780 24,084
Floor & Decor Holdings, Class A (1) 125,200 16,228
Monro  982,258 30,980
RH (1) 109,609 38,173
Warby Parker, Class A (1) 1,831,224 24,923
267,417
Textiles, Apparel & Luxury Goods 0.3%
Skechers USA, Class A (1) 512,400 31,390
31,390
Total Consumer Discretionary 981,358
CONSUMER STAPLES 2.4%
Beverages 0.5%
Boston Beer, Class A (1) 160,022 48,714
Coca-Cola Consolidated  912 772
49,486
Food Products 1.1%
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $14,293 (1)(4)(5) 774,080 4,041
Post Holdings (1) 446,536 47,458
Simply Good Foods (1) 611,900 20,823
Utz Brands  1,791,401 33,033
105,355

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Personal Care Products 0.8%
BellRing Brands (1) 1,396,475 82,434
82,434
Total Consumer Staples 237,275
ENERGY 7.4%
Energy Equipment & Services 2.6%
ChampionX  1,712,676 61,468
Expro Group Holdings (1) 1,359,799 27,155
Liberty Energy  1,510,321 31,294
Noble  435,501 21,118
TechnipFMC  2,373,491 59,598
Weatherford International (1) 449,500 51,881
252,514
Oil, Gas & Consumable Fuels 4.8%
Antero Resources (1) 1,443,500 41,862
Diamondback Energy  486,468 96,403
DT Midstream  572,900 35,004
Kimbell Royalty Partners  1,080,623 16,771
Magnolia Oil & Gas, Class A  2,070,690 53,735
Matador Resources  445,700 29,759
Range Resources  2,361,169 81,295
SM Energy  475,100 23,684
Southwestern Energy (1) 9,368,900 71,016
Viper Energy  659,200 25,353
474,882
Total Energy 727,396
FINANCIALS 15.8%
Banks 7.7%
BankUnited  445,647 12,478
Blue Foundry Bancorp (1) 668,300 6,255
Cadence Bank  1,430,300 41,479
Capitol Federal Financial  3,226,634 19,231
Columbia Banking System  1,831,400 35,438
CRB Group, Acquisition Date: 4/14/22, Cost $2,582 (1)(4)(5) 24,556 1,793
CrossFirst Bankshares (1) 1,344,439 18,607

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Dime Community Bancshares  840,336 16,185
Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19, Cost $2,938 (1)(4)(5) 293,821 5,156
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost $1,443 (1)(4)(5) 144,311 2,533
Dogwood State Bank, Warrants, 5/6/24, Acquisition Date: 5/6/19,
Cost $— (1)(4)(5) 43,813 343
East West Bancorp  911,305 72,093
Eastern Bankshares  1,704,700 23,491
Equity Bancshares, Class A  633,625 21,778
FB Financial  933,663 35,162
First Bancshares  887,489 23,030
Five Star Bancorp  814,269 18,321
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $5,000 (1)(4)(5) 500,044 1,500
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $— (1)(4)(5) 98,245 30
HarborOne Bancorp  905,940 9,657
Heritage Commerce  294,142 2,524
Home BancShares  1,071,093 26,317
Kearny Financial  1,341,500 8,639
Live Oak Bancshares  1,083,493 44,976
Origin Bancorp  873,099 27,276
Pacific Premier Bancorp  940,769 22,578
Pinnacle Financial Partners  613,978 52,728
Popular  346,296 30,505
Prosperity Bancshares  517,766 34,059
SouthState  678,504 57,693
Texas Capital Bancshares (1) 456,100 28,073
Veritex Holdings  916,778 18,785
Western Alliance Bancorp  590,058 37,876
756,589
Capital Markets 2.2%
Cboe Global Markets  401,622 73,790
Onex (CAD)  397,261 29,759
P10, Class A  1,630,955 13,732
StepStone Group, Class A  939,585 33,581
Stifel Financial  321,500 25,132

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
TMX Group (CAD)  1,354,300 35,723
211,717
Consumer Finance 0.4%
Encore Capital Group (1) 508,869 23,209
PRA Group (1) 511,231 13,333
36,542
Financial Services 1.3%
PennyMac Financial Services  981,393 89,395
Toast, Class A (1) 1,365,400 34,026
123,421
Insurance 4.2%
Assurant  393,193 74,015
Axis Capital Holdings  743,800 48,362
First American Financial  677,100 41,337
Hanover Insurance Group  404,756 55,116
Oscar Health, Class A (1) 2,115,700 31,460
RLI  172,500 25,611
Selective Insurance Group  910,339 99,382
White Mountains Insurance Group  20,800 37,321
412,604
Total Financials 1,540,873
HEALTH CARE 14.8%
Biotechnology 6.7%
Agios Pharmaceuticals (1) 423,233 12,375
Akero Therapeutics (1) 227,340 5,743
Apellis Pharmaceuticals (1) 457,876 26,914
Arcellx (1) 393,500 27,368
Argenx, ADR (1) 153,621 60,484
Arrowhead Pharmaceuticals (1) 452,300 12,936
Ascendis Pharma, ADR (1) 308,415 46,623
Biohaven (1) 270,400 14,788
Black Diamond Therapeutics (1) 1,127,164 5,715
Blueprint Medicines (1) 328,349 31,147
Bridgebio Pharma (1) 466,984 14,439
Cabaletta Bio (1) 614,486 10,483

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
CG oncology (1) 198,575 8,718
Crinetics Pharmaceuticals (1) 880,332 41,208
CRISPR Therapeutics (1) 171,372 11,681
Cytokinetics (1) 938,700 65,812
HilleVax (1) 633,086 10,528
Immatics (1) 1,229,895 12,926
Immunocore Holdings, ADR (1) 172,700 11,226
Immunome (1) 467,675 11,542
Insmed (1) 1,132,959 30,737
Ionis Pharmaceuticals (1) 744,500 32,274
MacroGenics (1) 707,161 10,409
MoonLake Immunotherapeutics (1) 421,422 21,168
Prime Medicine (1) 742,306 5,196
Sana Biotechnology (1) 1,091,497 10,915
Scholar Rock, Warrants, 12/31/25, Acquisition Date: 6/17/22,
Cost $— (1)(4) 85,583 980
Syndax Pharmaceuticals (1) 494,654 11,773
Tango Therapeutics (1) 950,522 7,547
Vaxcyte (1) 644,733 44,042
Verve Therapeutics (1) 952,130 12,644
Xenon Pharmaceuticals (1) 325,104 13,996
Zentalis Pharmaceuticals (1) 779,504 12,285
656,622
Health Care Equipment & Supplies 2.8%
Haemonetics (1) 433,700 37,016
Masimo (1) 548,700 80,576
Neogen (1) 2,246,744 35,454
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $13,938 (1)(4)
(5) 3,701,604 1,481
Penumbra (1) 43,800 9,775
PROCEPT BioRobotics (1) 1,124,921 55,594
QuidelOrtho (1) 782,528 37,514
RxSight (1) 263,453 13,589
270,999
Health Care Providers & Services 2.2%
Alignment Healthcare (1) 3,017,470 14,967

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Molina Healthcare (1) 170,828 70,181
NeoGenomics (1) 3,137,285 49,318
Privia Health Group (1) 2,157,429 42,264
U.S. Physical Therapy  312,629 35,287
212,017
Health Care Technology 0.3%
Certara (1) 1,464,712 26,189
26,189
Life Sciences Tools & Services 2.1%
10X Genomics, Class A (1) 1,009,700 37,894
Azenta (1) 148,319 8,941
Bruker  870,096 81,737
Pacific Biosciences of California (1) 3,835,820 14,384
Repligen (1) 149,802 27,552
Sotera Health (1) 1,760,880 21,148
Stevanato Group  371,040 11,910
203,566
Pharmaceuticals 0.7%
Elanco Animal Health (1) 2,125,800 34,608
EyePoint Pharmaceuticals (1) 367,572 7,598
Neumora Therapeutics (1) 774,813 10,654
Structure Therapeutics, ADR (1) 396,026 16,973
69,833
Total Health Care 1,439,226
INDUSTRIALS & BUSINESS SERVICES 19.4%
Aerospace & Defense 0.5%
Cadre Holdings  418,327 15,143
Leonardo DRS (1) 1,452,947 32,096
47,239
Building Products 2.2%
AAON  626,300 55,177
AZZ  1,048,736 81,078
CSW Industrials  205,946 48,315
Zurn Elkay Water Solutions  995,272 33,312
217,882

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Commercial Services & Supplies 2.1%
Casella Waste Systems, Class A (1) 543,749 53,761
Rentokil Initial (GBP)  7,121,889 42,343
Stericycle (1) 720,100 37,985
Tetra Tech  171,440 31,667
VSE  464,498 37,160
202,916
Construction & Engineering 1.0%
API Group (1) 669,058 26,274
Arcosa  321,000 27,561
WillScot Mobile Mini Holdings (1) 874,200 40,650
94,485
Electrical Equipment 0.4%
Thermon Group Holdings (1) 1,170,428 38,296
38,296
Ground Transportation 1.3%
Landstar System  164,124 31,637
Saia (1) 161,975 94,755
126,392
Machinery 7.4%
ATS (1) 254,323 8,576
Crane  275,800 37,269
Enerpac Tool Group  1,095,000 39,048
Enpro  244,400 41,247
Esab  530,449 58,652
ESCO Technologies  292,241 31,284
Federal Signal  950,100 80,635
Graco  504,618 47,162
Helios Technologies  169,127 7,558
Ingersoll Rand  766,924 72,819
John Bean Technologies  418,559 43,903
Mueller Water Products, Class A  2,538,077 40,838
RBC Bearings (1) 285,300 77,131
Spirax-Sarco Engineering (GBP)  195,020 24,743
SPX Technologies (1) 690,900 85,070

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Toro  316,623 29,012
724,947
Professional Services 2.5%
ASGN (1) 187,500 19,643
Booz Allen Hamilton Holding  129,680 19,250
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $4,339 (1)(4)(5) 568,563 2,456
Legalzoom.com (1) 1,557,238 20,774
NV5 Global (1) 197,519 19,359
Parsons (1) 953,265 79,073
Paycor HCM (1) 2,175,070 42,283
Verra Mobility (1) 1,618,195 40,406
243,244
Trading Companies & Distributors 2.0%
Beacon Roofing Supply (1) 632,700 62,017
MSC Industrial Direct, Class A  241,500 23,435
Rush Enterprises, Class A  624,665 33,432
SiteOne Landscape Supply (1) 405,644 70,805
Transcat (1) 73,001 8,135
197,824
Total Industrials & Business Services 1,893,225
INFORMATION TECHNOLOGY 13.7%
Electronic Equipment, Instruments & Components 4.8%
Cognex  379,200 16,086
CTS  763,492 35,724
Insight Enterprises (1) 231,300 42,911
Littelfuse  130,456 31,616
Mirion Technologies (1) 5,496,348 62,493
Napco Security Technologies  754,689 30,308
New York Community Bancorp, Acquisition Date: 3/8/24,
Cost $10,925 (1)(4) 282,662 12,180
Novanta (1) 237,912 41,580
PAR Technology (1)(2) 1,876,757 85,130
Teledyne Technologies (1) 177,850 76,354
Vontier  732,200 33,213
467,595

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
IT Services 0.0%
ServiceTitan, Acquisition Date: 11/9/18 - 5/4/21, Cost $1,073 (1)
(4)(5) 24,285 1,770
Themis Solutions, Acquisition Date: 4/14/21, Cost $2,746 (1)(4)(5) 122,320 2,394
4,164
Semiconductors & Semiconductor Equipment 3.9%
Allegro MicroSystems (1) 878,400 23,682
Astera Labs (1) 66,763 4,953
Entegris  573,502 80,600
Lattice Semiconductor (1) 1,046,866 81,896
MACOM Technology Solutions Holdings (1) 635,900 60,817
Onto Innovation (1) 514,700 93,202
Power Integrations  555,662 39,758
384,908
Software 5.0%
Agilysys (1) 288,700 24,326
Altair Engineering, Class A (1) 511,100 44,031
Amplitude, Class A (1) 2,895,700 31,505
Appfolio, Class A (1) 85,600 21,121
Braze, Class A (1) 201,900 8,944
CCC Intelligent Solutions Holdings (1) 2,031,732 24,299
Descartes Systems Group (1) 771,633 70,628
DoubleVerify Holdings (1) 1,880,460 66,117
Envestnet (1) 622,900 36,072
Intapp (1) 1,203,578 41,283
Manhattan Associates (1) 121,900 30,503
Model N (1) 504,200 14,355
Socure, Acquisition Date: 12/22/21, Cost $2,034 (1)(4)(5) 126,571 791
Varonis Systems (1) 416,400 19,642
Workiva (1) 629,734 53,401
487,018
Total Information Technology 1,343,685
MATERIALS 3.8%
Chemicals 1.8%
Element Solutions  4,597,467 114,845

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
HB Fuller  449,700 35,859
Quaker Chemical  108,161 22,200
172,904
Containers & Packaging 0.3%
Sealed Air  864,300 32,152
32,152
Metals & Mining 1.4%
Constellium (1) 3,216,871 71,125
ERO Copper (CAD) (1) 1,962,664 37,846
Royal Gold  273,200 33,279
142,250
Paper & Forest Products 0.3%
West Fraser Timber (CAD)  398,847 34,439
34,439
Total Materials 381,745
REAL ESTATE 5.0%
Health Care Real Estate Investment Trusts 0.3%
Healthcare Realty Trust, REIT  1,782,400 25,221
25,221
Industrial Real Estate Investment Trusts 1.7%
EastGroup Properties, REIT  473,700 85,157
Rexford Industrial Realty, REIT  1,019,118 51,262
Terreno Realty, REIT  492,100 32,675
169,094
Real Estate Management & Development 1.8%
Colliers International Group  324,647 39,682
DigitalBridge Group  2,713,723 52,293
FirstService  503,913 83,549
175,524
Residential Real Estate Investment Trusts 0.6%
Flagship Communities REIT, REIT  623,719 10,741
Independence Realty Trust, REIT  2,847,868 45,936
56,677

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Specialized Real Estate Investment Trusts 0.6%
CubeSmart, REIT  1,308,538 59,172
59,172
Total Real Estate 485,688
UTILITIES 2.3%
Electric Utilities 1.2%
IDACORP  477,669 44,371
OGE Energy  932,800 31,995
PNM Resources  1,156,039 43,513
119,879
Gas Utilities 0.7%
Chesapeake Utilities  652,483 70,011
70,011
Water Utilities 0.4%
California Water Service Group  826,337 38,408
38,408
Total Utilities 228,298
Total Miscellaneous Common Stocks  1.5% (6) 144,430
Total Common Stocks (Cost $6,414,255) 9,505,392
CONVERTIBLE PREFERRED STOCKS 1.9%
CONSUMER DISCRETIONARY 0.0%
Hotels, Restaurants & Leisure 0.0%
Torchys Holdings, Acquisition Date: 11/13/20, Cost $6,812 (1)(2)
(3)(4)(5) 758,455 3,322
3,322
Specialty Retail 0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $10,756 (1)(4)(5) 1,848,191 1,848
1,848
Total Consumer Discretionary 5,170
CONSUMER STAPLES 0.0%
Food Products 0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $39 (1)(4)(5) 2,101 11
Total Consumer Staples 11

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
FINANCIALS 0.1%
Banks 0.1%
CRB Group, Series D, Acquisition Date: 1/28/22, Cost $9,075 (1)
(4)(5) 86,312 6,302
Total Financials 6,302
HEALTH CARE 0.7%
Biotechnology 0.1%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $4,493 (1)(4)(5) 1,627,947 5,926
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $8,050 (1)(4)(5) 993,799 3,617
9,543
Health Care Equipment & Supplies 0.0%
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $5,415 (1)(4)
(5) 5,330,753 4,531
4,531
Health Care Providers & Services 0.1%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $9,397 (1)(4)(5) 3,902,227 6,673
6,673
Life Sciences Tools & Services 0.5%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $4,754 (1)(4)(5) 403,512 3,619
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $5,808 (1)(4)
(5) 657,721 1,230
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $6,793 (1)(4)(5) 497,323 30,202
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $11,631 (1)(4)(5) 261,906 15,906
50,957
Total Health Care 71,704
INDUSTRIALS & BUSINESS SERVICES 0.3%
Aerospace & Defense 0.2%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $5,882 (1)(4)(5) 130,614 4,580
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $11,512 (1)(4)
(5) 2,061,623 10,040
14,620
Air Freight & Logistics 0.0%
Flexe, Series C, Acquisition Date: 11/18/20, Cost $5,112 (1)(4)(5) 420,147 2,672

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Flexe, Series D, Acquisition Date: 4/7/22, Cost $3,033 (1)(4)(5) 148,715 946
3,618
Electrical Equipment 0.0%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $5,620 (1)(4)
(5) 269,870 764
764
Professional Services 0.1%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $3,881 (1)(4)(5) 852,879 3,684
Checkr, Series D, Acquisition Date: 9/6/19, Cost $11,857 (1)(4)(5) 1,176,033 5,081
8,765
Total Industrials & Business Services 27,767
INFORMATION TECHNOLOGY 0.5%
IT Services 0.3%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $4,277 (1)(4)(5) 293,317 2,074
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $1,811 (1)(4)
(5) 95,996 679
ServiceTitan, Series A-1, Acquisition Date: 11/9/18, Cost $10 (1)
(4)(5) 381 28
ServiceTitan, Series D, Acquisition Date: 11/9/18, Cost $4,907 (1)
(4)(5) 186,629 13,607
ServiceTitan, Series F, Acquisition Date: 3/25/21, Cost $997 (1)
(4)(5) 9,288 677
ServiceTitan, Series G, Acquisition Date: 6/28/21, Cost $491 (1)
(4)(5) 4,130 301
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $618 (1)(4)(5) 27,540 539
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $62 (1)(4)(5) 2,740 54
Themis Solutions, Series B, Acquisition Date: 4/14/21,
Cost $67 (1)(4)(5) 2,980 58
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $7,824 (1)(4)(5) 348,470 6,819
24,836
Software 0.2%
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $11,576 (1)(4)(5) 886,735 3,627
Nuro, Series D, Acquisition Date: 10/29/21, Cost $5,450 (1)(4)(5) 261,432 1,069
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $5,397 (1)(4)(5) 1,068,639 5,632
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $7,110 (1)(4)(5) 1,127,860 8,109

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Seismic Software, Series F, Acquisition Date: 9/25/20,
Cost $698 (1)(4)(5) 79,390 571
Socure, Series A, Acquisition Date: 12/22/21, Cost $2,472 (1)(4)
(5) 153,828 961
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $2,029 (1)
(4)(5) 126,253 789
Socure, Series B, Acquisition Date: 12/22/21, Cost $37 (1)(4)(5) 2,284 14
Socure, Series E, Acquisition Date: 10/27/21, Cost $4,702 (1)(4)(5) 292,632 1,829
22,601
Total Information Technology 47,437
MATERIALS 0.3%
Chemicals 0.1%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $7,078 (1)(4)(5) 149,321 7,128
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $9,813 (1)(4)(5) 237,759 4,822
11,950
Metals & Mining 0.2%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $5,885 (1)(4)(5) 214,677 15,749
15,749
Total Materials 27,699
Total Convertible Preferred Stocks (Cost $213,231) 186,090
SHORT-TERM INVESTMENTS 1.0%
Money Market Funds 1.0%
T. Rowe Price Government Reserve Fund, 5.39% (2)(7) 95,524,490 95,524
Total Short-Term Investments (Cost $95,524) 95,524
Total Investments in Securities 99.9%
(Cost $6,723,010) $ 9,787,006
Other Assets Less Liabilities 0.1% 8,185
Net Assets 100.0% $ 9,795,191
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Affiliated Companies
(3) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.

T. ROWE PRICE Small-Cap Stock Fund

.
.
.
.
.
.
.
.
.
.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$240,457 and represents 2.5% of net assets.
(5) Level 3 in fair value hierarchy.
(6) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7) Seven-day yield
ADR American Depositary Receipts
CAD Canadian Dollar
GBP British Pound
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Small-Cap Stock Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Dogwood State Bank, Non-Voting Shares  $ — $ (1) $ —
Dogwood State Bank, Voting Shares  — — —
Dogwood State Bank, Warrants, 5/6/24  — — —
PAR Technology  34 3,380 —
Torchys Holdings  — (789) —
Torchys Holdings, Class A  — (4,018) —
T. Rowe Price Government Reserve Fund, 5.39% — — 1,305
Affiliates not held at period end 1,207 495 —
Totals $ 1,241# $ (933) $ 1,305+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
03/31/24
Dogwood State Bank, Non-
Voting Shares  $ 5,157 $ — $ — $ *
Dogwood State Bank, Voting
Shares  2,533 — — *
Dogwood State Bank, Warrants,
5/6/24  343 — — *
Haynes International  38,537 — 39,032 —
PAR Technology  81,818 — 68 85,130
Torchys Holdings  4,111 — — 3,322
Torchys Holdings, Class A  20,937 — — 16,919
T. Rowe Price Government
Reserve Fund, 5.39% 99,505  ¤  ¤ 95,524
Total $ 200,895^

T. ROWE PRICE Small-Cap Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $1,305 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $233,635.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Small-Cap Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Small-Cap Stock Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Small-Cap Stock Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Small-Cap Stock Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 9,235,431 $ 228,754 $ 41,207 $ 9,505,392
Convertible Preferred Stocks — — 186,090 186,090
Short-Term Investments 95,524 — — 95,524
Total $ 9,330,955 $ 228,754 $ 227,297 $ 9,787,006

T. ROWE PRICE Small-Cap Stock Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at March 31, 2024, totaled $(193,000) for the period ended
March 31, 2024.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
($000s)
Beginning
Balance
12/31/23
Gain (Loss)
During
Period Total Sales
Ending
Balance
3/31/24
Investment in Securities
Common Stocks $ 45,840 $ (4,483) $ (150) $ 41,207
Convertible Bonds — — — —
Convertible Preferred Stocks 181,652 4,438 — 186,090
Total $ 227,492 $ (45) $ (150) $ 227,297

T. ROWE PRICE Small-Cap Stock Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F65-054Q1 03/24